Disclosures on Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	$ (377.2)	₨ (28,540.1)	₨ (52,582.9)
Foreign currency forward exchange contracts and options [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	(325.6)	(24,631.9)	(52,426.5)
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	(84.5)	(6,394.7)	1,019.5
Others including interest rate and currency swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	$ 32.9	₨ 2,486.5	₨ (1,175.9)